OPERATING SEGMENT (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING SEGMENT
Schedule of revenue and expenses between operating segments

	2016
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	83,998	10,410	15,816	5,866	19	116,109	224	116,333
Inter-segment revenues	2,724	1,877	12,877	14,451	209	32,138	(32,138)	—
Total segment revenues	86,722	12,287	28,693	20,317	228	148,247	(31,914)	116,333
Expenses
External expenses	(37,814)	(11,024)	(17,813)	(10,451)	(417)	(77,519)	358	(77,161)
Inter-segment expenses	(12,547)	(2,793)	(9,647)	(4,805)	(12)	(29,804)	29,804	—
Total segment expenses	(50,361)	(13,817)	(27,460)	(15,256)	(429)	(107,323)	30,162	(77,161)
Segment results	36,361	(1,530)	1,233	5,061	(201)	40,924	(1,752)	39,172
Other information
Capital expenditures	(12,568)	(7,085)	(3,036)	(5,729)	(1)	(28,419)	(780)	(29,199)
Depreciation and amortization	(12,808)	(2,881)	(1,386)	(1,715)	(19)	(18,809)	253	(18,556)
Provision recognised in current period	(221)	(392)	119	(238)	(1)	(733)	(10)	(743)

	2017
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	90,073	11,105	19,130	7,439	126	127,873	383	128,256
Inter-segment revenues	3,086	287	16,801	15,305	602	36,081	(36,081)	—
Total segment revenues	93,159	11,392	35,931	22,744	728	163,954	(35,698)	128,256
Expenses
External expenses	(39,452)	(10,360)	(20,627)	(12,333)	(979)	(83,751)	(603)	(84,354)
Inter-segment expenses	(14,382)	(1,563)	(15,053)	(5,611)	(70)	(36,679)	36,679	—
Total segment expenses	(53,834)	(11,923)	(35,680)	(17,944)	(1,049)	(120,430)	36,076	(84,354)
Segment results	39,325	(531)	251	4,800	(321)	43,524	378	43,902
Other information
Capital expenditures	(15,134)	(6,544)	(3,637)	(7,120)	(11)	(32,446)	(708)	(33,154)
Depreciation and amortization	(13,560)	(2,839)	(2,136)	(2,382)	(22)	(20,939)	462	(20,477)
Provision recognised in current period	(291)	(385)	(668)	(127)	(2)	(1,473)	(21)	(1,494)

	2018
						Total	Adjustments &	Total
	Mobile	Consumer	Enterprise	WIB	Others	Segment	eliminations	consolidated
Segment results
Revenues
External revenues	85,338	13,891	21,054	10,084	130	130,497	291	130,788
Inter-segment revenues	3,880	2,290	17,995	16,678	886	41,729	(41,729)	—
Total segment revenues	89,218	16,181	39,049	26,762	1,016	172,226	(41,438)	130,788
Expenses
External expenses	(40,041)	(11,739)	(21,717)	(14,624)	(1,042)	(89,163)	(3,092)	(92,255)
Inter-segment expenses	(15,408)	(3,792)	(16,116)	(6,010)	(31)	(41,357)	41,357	—
Total segment expenses	(55,449)	(15,531)	(37,833)	(20,634)	(1,073)	(130,520)	38,265	(92,255)
Segment results	33,769	650	1,216	6,128	(57)	41,706	(3,173)	38,533
Other information
Capital expenditures	(14,373)	(6,958)	(5,325)	(6,321)	(18)	(32,995)	(625)	(33,620)
Depreciation and amortization	(13,095)	(3,060)	(2,128)	(3,146)	(21)	(21,450)	8	(21,442)
Provision recognised in current period	(438)	(438)	(764)	(71)	(5)	(1,716)	(363)	(2,079)

Adjustments and eliminations:

	2016	2017	2018
Segment results	40,924	43,524	41,706
Operating loss of operating business	(339)	(786)	(798)
Other eliminations and adjustments	(1,390)	1,195	(2,063)
IFRS reconciliation	(23)	(31)	(312)
Consolidated operating income	39,172	43,902	38,533

Schedule of revenues information based on the location of the customers

	2016	2017	2018
Indonesia	114,086	125,970	127,442
Foreign countries	2,247	2,286	3,346
Total	116,333	128,256	130,788

Schedule of non-current operating assets by geographic area

	2016	2017	2018
Non-current operating assets
Indonesia	114,948	130,169	144,296
Foreign countries	2,371	3,233	3,648
Total	117,319	133,402	147,944